EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2013
EARNINGS PER SHARE
Basic earnings per share and diluted earnings per share

	2011	2012	2013
	RMB	RMB	RMB
Numerator:
Net income attributable to Ctrip’s shareholders	1,076,414,897	714,405,864	998,319,684
Eliminate the dilutive effect of interest expense of convertible bond	—	4,617,398	15,496,021
Numerator for diluted earnings per share	1,076,414,897	719,023,262	1,013,815,705

Denominator:
Denominator for basic earnings per ordinary share - weighted average ordinary shares outstanding	35,977,063	34,236,761	32,905,601
Dilutive effect of share options	2,053,911	1,230,941	2,359,614
Dilutive effect of convertible bond	—	623,083	2,206,157
Dilutive effect of convertible bond sold warrants	—	—	598,469
Denominator for diluted earnings per ordinary share	38,030,974	36,090,785	38,069,841

Basic earnings per ordinary share	29.92	20.87	30.34
Diluted earnings per ordinary share	28.30	19.92	26.63

Basic earnings per ADS	7.48	5.22	7.58
Diluted earnings per ADS	7.08	4.98	6.66

Schedule of weighted average number of ordinary shares excluded from computation of diluted earnings per share
	2011	2012	2013
	RMB	RMB	RMB

Outstanding weighted average stock options	715,894	1,779,507	251,266
Sold Warrants	—	299,319	870,425
	715,894	2,078,826	1,121,691